INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES (Tables)	12 Months Ended
Dec. 31, 2017
Investments In Associates And Other Companies
Schedule of investments in associates and other companies
a)	Investments in associates and other, are shown in the following table:

				Investment
	Ownership interest As of December 31			Investment value As of December 31,		Profit and loss As of December 31,
	2017 MCh$	2016 MCh$	2015 MCh$	2017 MCh$	2016 MCh$	2017 MCh$	2016 MCh$	2015 MCh$
Company
Redbanc S.A.	33.43	33.43	33.43	2,537	2,184	353	373	215
Transbank S.A.	25.00	25.00	25.00	14,534	12,510	2,024	1,302	1,256
Centro de Compensación Automatizado	33.33	33.33	33.33	1,589	1,353	236	248	212
Sociedad Interbancaria de Depósito de Valores S.A.	29.29	29.29	29.29	1,087	938	235	195	213
Cámara de Compensación de Alto Valor S.A. (1,2,3,4)	15.00	14.93	14.23	909	866	66	98	127
Administrador Financiero del Transantiago S.A.	20.00	20.00	20.00	3,098	2,781	317	230	323
Sociedad Nexus S.A.	12.90	12.90	12.90	1,911	1,469	442	247	225
Servicios de Infraestructura de Mercado OTC S.A. (1&2)	12.07	12.07	11.11	1,489	1,378	115	132	(115)
Subtotal				27,154	23,479	3,788	2,825	2,456
Shares or rights in other companies (*)
Bladex				136	136	25	26	25
Stock Exchanges				287	157	150	161	107
Others				8	8	-	-	-
Total				27,585	23,780	3,963	3,012	2,588

(*) Investments in associates and other companies do not have market prices.

(1)	During the third quarter of 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor SA" and "Servicios de Market Infrastructure OTC SA ", the Bank's share in those companies increased to 14.84% and 11.93% respectively.

(2)	During the last quarter of 2016, Banco Penta ceded to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor SA" and "Servicios de Market Infrastructure OTC SA ", the Bank's share in those companies increased to 14.93% and 12.07% respectively.

(3)	In February 2017, Banco Paris sold to Banco Santander a portion of its interest in the companies "Sociedad Operadora de la Cámara de Compensación de pagos de Alto Valor SA", the Bank's share increased to 15.00%

(4)	In October 2015, HSBC Bank Chile sold its ownership share in Camara de Compensación de Pagos de Alto Valor S.A. to Banco Santander Chile, increasing our participation to 14.23%.

Schedule of financial information of associates

       Summary of financial information of associates as of and for the years ended December 31, 2017, 2016 and 2015.

As of December 31,
	2017				2016				2015
				Net income				Net income				Net income
	Assets	Liabilities	Equity		Assets	Liabilities	Equity		Assets	Liabilities	Equity
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Centro de Compensación Automatizado	6,871	2,174	3,989	708	5,508	1,523	3,241	744	5,148	1,897	2,616	635
Redbanc S.A.	21,235	13,751	6,428	1,056	19,927	13,505	5,307	1,115	20,296	14,877	4,777	642
Transbank S.A.	822,487	765,683	48,709	8,095	710,475	660,957	44,309	5,209	601,627	561,325	35,278	5,024
Sociedad Interbancaria de Depósito de Valores S.A.	3,720	60	2,858	802	3,204	103	2,435	666	2,714	58	2,093	563
Sociedad Nexus S.A.	32,669	18,888	10,354	3,427	30,038	19,229	8,898	1,911	23,153	13,682	7,730	1,741
Servicios de Infraestructura de Mercado OTC S.A.	17,913	6,414	10,963	536	29,258	18,258	9,906	1,094	17,631	7,800	10,869	(1,038)
Administrador Financiero del Transantiago S.A.	51,304	35,814	13,907	1,583	54,253	40,345	12,758	1,150	42,518	29,760	11,145	1,613
Cámara de Compensación de Alto Valor S.A.	6,338	500	5,399	439	6,099	627	4,815	657	5,730	775	4,066	889
Total	962,537	843,284	102,607	16,646	858,762	754,547	91,669	12,546	718,817	630,174	78,574	10,069

Schedule of investments in other companies
Activity with respect to investments in other companies during 2017, 2016 and 2015 is as follows:

	As of December 31,
	2017	2016	2015
	MCh$	MCh$	MCh$

Opening balance as of January 1,	23,780	20,309	17,914
Acquisition of investments (*)	3	1,123	302
Sale of investments	-	-	-
Participation in income	3,962	3,012	2,588
Dividends received	(116)	(217)	(278)
Other equity adjustments	(44)	(447)	(217)

Total	27,585	23,780	20,309

(*)	See reference, part a) of this note.